Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Class of Stock [Line Items]
Summary of Conversions of Stock

As of December 31, 2022, the Company has reserved the following shares of Common Stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

Common Stock
Common Stock Warrants	17,243,811
Stock-Based Awards - RSUs Outstanding	11,332,591
Stock-Based Awards - Options Outstanding	8,845,903

Total	37,422,305